COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Commitments Disclosure
Schedule of future minimum payments under operating lease agreements	Future minimum payments under operating lease agreements are as follows:

Years Ending December 31,	(In thousands)
2013	$24,071
2014	25,565
2015	23,812
2016	23,268
2017	20,593
Thereafter	210,798
Total	$328,107

Schedule of commercial commitments outstanding
The Company also has funding commitments that could potentially require its performance in the event of demands by third parties or contingent events as follows:

	Amount of Commitment Expiration Per Period
	Total Amounts Committed	Less Than 1 Year	1-3 Years	3-5 Years
	(In thousands)
Letters of credit	$2,780	$2,780	$—	$—
Purchase obligations	41,109	18,785	22,233	91
Total commercial commitments	$43,889	$21,565	$22,233	$91